Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net [Abstract]
Property and equipment, net

13.	Property and equipment

(a)	Details of property and equipment as of December 31, 2018 and 2019 are as follows:

	2018
	Acquisition cost		Accumulated depreciation	Carrying value
Land	~~W~~	1,827,711	—	1,827,711
Buildings		1,173,888	(321,319)	852,569
Others		2,002,755	(1,679,149)	323,606

	~~W~~	5,004,354	(2,000,468)	3,003,886

	2019
	Acquisition cost		Accumulated depreciation	Carrying value
Land	~~W~~	1,815,112	—	1,815,112
Buildings		1,167,514	(377,065)	790,449
Right-of-use assets		1,357,206	(244,410)	1,112,796
Others		2,130,805	(1,765,834)	364,971

	~~W~~	6,470,637	(2,387,309)	4,083,328

(b)	Changes in property and equipment for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Land		Buildings	Others	Total
Beginning balance	~~W~~	1,819,912	883,421	318,439	3,021,772
Acquisitions (*1)		33	14,612	136,244	150,889
Disposals (*1)		(17,735)	(3,282)	(9,699)	(30,716)
Depreciation		—	(47,207)	(124,564)	(171,771)
Amounts transferred from(to) investment properties		23,972	4,227	—	28,199
Amounts transferred from(to) non-current assets held for sale (*2)		(32)	(48)	—	(80)
Effects of foreign currency movements		1,561	846	3,186	5,593

Ending balance	~~W~~	1,827,711	852,569	323,606	3,003,886

(*1)	~~W~~6,319 million transferred from construction-in progress was included.
(*2)	Included buildings, land.

	2019
	Land		Buildings	Right-of-use assets (Note 18)	Others	Total
Beginning balance (*1)	~~W~~	1,827,711	852,569	583,576	313,853	3,577,709
Acquisitions (*2)		69,045	16,946	805,783	184,630	1,076,404
Disposals (*2)		(249)	(1,719)	(12,595)	(29,081)	(43,644)
Depreciation		—	(55,450)	(298,538)	(125,669)	(479,657)
Amounts transferred from(to) investment property		(81,311)	(23,262)	—	—	(104,573)
Amounts transferred from(to) intangible assets		—	—	—	271	271
Amounts transferred from(to) non-current assets held for sale (*3)		(410)	(45)	—	—	(455)
Effects of foreign currency movements		326	1,410	2,981	9,314	14,031
Business combination (Note 50)		—	—	31,589	11,653	43,242

Ending balance	~~W~~	1,815,112	790,449	1,112,796	364,971	4,083,328

(*1)	The 9,753 million is transferred from other property and equipment to right-of-use assets due to the adoption of IFRS 16.
(*2)	~~W~~76,004 million transferred from construction-in progress was included.
(*3)	Included buildings, and land.

(c)	Insured assets and liability insurance as of December 31, 2019 are as follows:

	2019
Type of insurance	Insured assets	Amount covered	Insurance company
Comprehensive insurance for financial institutions	Cash(including ATM)	23,200	Samsung Fire & Marine Insurance Co., Ltd., etc.
Comprehensive Property insurance	Property Total Risk, Machine Risk, General Liability Collateral	1,315,820	Samsung Fire & Marine Insurance Co., Ltd., etc.
Fire insurance	Business property and real estate	22,141	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for officers	Officer liability of executives	60,000	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for employee accident	Employee	70,841	Meritz Fire & Marine Insurance Co., Ltd., etc.
Burglary insurance	Cash and securities	83,485	Samsung Fire & Marine Insurance Co., Ltd., etc.
Others	Personal information liability insurance etc.	32,260	Samsung Fire & Marine Insurance Co., Ltd.